DISCLUSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION (Narrative) (Details) - Adoption of IFRS 16 [Member] $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected decrease in lease expense from adoption of IFRS 16	$ 967
Expected increase in depreciation expense from adoption of IFRS 16	804
Expected increase in finance expense from adoption of IFRS 16	185
Total expected increase in operating income from adoption of IFRS 16	163
Total expected decrease in financial expense from adoption of IFRS 16 in income before taxes	$ 22